Contractual Commitments - Additional Expenditures and Expected Year of Payment (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Contractual Commitments [Line Items]
2016	$ 620,971
2017	466,693
2018	276,147
2019	153,396
2020	81,990
2021 and thereafter	388,847
Total contractual commitments	1,988,044
Satellite Construction and Launch Obligations [Member]
Contractual Commitments [Line Items]
2016	455,997
2017	369,432
2018	164,222
2019	83,777
2020	31,536
2021 and thereafter	136,478
Total contractual commitments	1,241,442
Satellite Performance Incentive Obligations [Member]
Contractual Commitments [Line Items]
2016	35,321
2017	30,170
2018	25,899
2019	24,020
2020	23,947
2021 and thereafter	133,091
Total contractual commitments	272,448
Horizons-3 Satellite LLC Contribution Obligations [Member]
Contractual Commitments [Line Items]
2016	14,000
2017	21,700
2018	36,400
Total contractual commitments	72,100
Operating Leases [Member]
Contractual Commitments [Line Items]
2016	15,057
2017	13,868
2018	13,451
2019	13,370
2020	12,825
2021 and thereafter	119,183
Total contractual commitments	187,754
Sublease Rental Income [Member]
Contractual Commitments [Line Items]
2016	(580)
2017	(62)
2018	(46)
2019	(48)
2020	(37)
2021 and thereafter	(181)
Total contractual commitments	(954)
Customer and Vendor Contracts [Member]
Contractual Commitments [Line Items]
2016	101,176
2017	31,585
2018	36,221
2019	32,277
2020	13,719
2021 and thereafter	276
Total contractual commitments	$ 215,254